Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Balance, Beginning	$ 1,128,517	$ 706,823	$ 1,128,517
Goodwill related to Aldagen acquisition		616,826
Adjustment as a result of measurement period change		(195,132)
Change in 2013	0
Balance, Ending	$ 1,128,517	$ 1,128,517	$ 1,128,517